Loss Before Income Tax - Summary of Finance costs (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit (loss) [abstract]
Interest on government loans	$ 222,357	$ 218,337
Interest on K2HV borrowing	1,969,525	1,732,687
Interest on lease liabilities	7,207	3,741
Other interest expenses	3,252	5,556
Finance costs	$ 2,202,341	$ 1,960,321